Segment reporting - Major customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [abstract]
Sales	$ 1,650,034	$ 2,597,916	$ 1,778,908
Top Ten Customers
Disclosure of major customers [abstract]
Sales	$ 840,705	$ 1,322,724	$ 870,039
Dow Silicones Corporation
Disclosure of major customers [abstract]
Percentage of Company's sales	17.00%	16.80%	12.20%
Accounts receivables	$ 29,161	$ 10,612